Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ 0	$ (1)	$ 3
Foreign currency translation adjustments, tax effect	48	66	146
Unrealized gains (losses) on available-for-sale securities, tax effect	64	(21)	(12)
Reclassification adjustment realized in net income on available-for-sale securities, tax effect	(36)	(29)	7
Unrealized gains (losses) on cash flow hedges, tax effect	154	(140)	(182)
Reclassification adjustment included in net income on cash flow hedges, tax effect	15	8	7
Net actuarial loss from equity method investees arising during period - tax	(32)	0	0
Net prior service credit (cost) arising during period - tax	1,378	699	298
Amortization of net prior service cost (credit) included in net income, tax effect	$ (361)	$ (282)	$ (243)